Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule	As at June 30, 2017, the Company had the following commitments:
	2017	2018	2019-2026
Office space	214,712	283,530	1,940,877
	214,712	283,530	1,940,877